Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 1,755	¥ 25,200	¥ 9,436	¥ 58,488
Life insurance costs	(92,253)	(78,177)	(265,278)	(209,137)
Write-downs of securities and other	(338)	0	(4,214)	(36)
Income tax (expense) or benefit	(25,584)	(35,684)	(64,266)	(102,649)
Net Income	49,823	86,145	145,315	247,809
Interest expense	18,650	23,763	60,811	74,006
Other (income) and expense	(7,174)	(5,524)	(15,007)	(14,997)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities and other	(175)
Total before income tax	435	1,102	(271)	5,895
Income tax (expense) or benefit	(90)	(313)	(73)	(1,700)
Net Income	345	789	(344)	4,195
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	967	245	1,335	2,159
Life insurance premiums and related investment income	408	1,578	4,329	5,133
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(405)	(316)	(1,032)	(613)
Finance revenues	(360)	(405)	(1,489)	(784)
Write-downs of securities and other			(3,414)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	119	249	355	730
Amortization of net actuarial loss	(401)	(401)	(1,198)	(1,233)
Amortization of transition obligation	0	0	(1)	(2)
Total before income tax	(282)	(152)	(844)	(505)
Income tax (expense) or benefit	90	40	268	142
Net Income	(192)	(112)	(576)	(363)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(388)	(1,399)	(364)	(1,399)
Total before income tax	(598)	(1,006)	(2,785)	(3,274)
Income tax (expense) or benefit	185	348	864	1,058
Net Income	(413)	(658)	(1,921)	(2,216)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(210)	393
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(3,650)	(400)	(5,709)	(1,207)
Income tax (expense) or benefit	1,032	109	1,505	323
Net Income	(2,618)	(291)	(4,204)	(884)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense			(833)	(584)
Interest expense	(287)	(218)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense				(255)
Interest expense /Other (income) and expense	(44)	(107)	(193)
Other (income) and expense			(2,421)	(1,875)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(3,319)	(75)
Finance revenues/Interest expense/Other (income) and expense, net			(4,683)	(368)
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	32	19	69	44
Total before income tax	32	19	69	44
Income tax (expense) or benefit	(8)	(5)	(19)	(12)
Net Income	¥ 24	¥ 14	¥ 50	¥ 32